Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets	$ 59,002	$ 68,256
Financial assets at amortized cost	13,935,520	22,311,107
Financial assets at fair value through other comprehensive income
Equity instruments	57,829	132,160
Financial liabilities
Derivative financial liabilities	262,350	262,350
Financial liabilities at amortized cost	$ 20,937,485	$ 21,963,089